Balance Sheet Details - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities Current [Abstract]
Accrued compensation	$ 1,812	$ 369
Other accrued liabilities	981	692
Total	$ 2,793	$ 1,061